UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc. f/k/a Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	2/28/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	FEBRUARY 28, 2010

Prudential Jennison Blend Fund, Inc.

(Formerly known as Jennison Blend Fund)

Fund Type Large, mid & small cap stock Objective Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, the Rock Prudential logo, Jennison Associates, and Jennison are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

April 15, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Jennison Blend Fund to the Prudential Jennison Blend Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Blend Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of Prudential Jennison Blend Fund, Inc. is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.00%; Class B, 1.70%; Class C, 1.70%; Class Z, 0.70%. Net operating expenses apply to: Class A, 1.00%; Class B, 1.70%; Class C, 1.70%; Class Z, 0.70%.

Cumulative Total Returns as of 2/28/10
	Six Months	One Year	Five Years	Ten Years
Class A	11.39%	55.97%	20.93%	44.38%
Class B	10.97	54.83	16.52	33.92
Class C	10.96	54.94	16.60	34.03
Class Z	11.56	56.46	22.59	48.13
Russell 3000® Index[1]	9.96	55.96	4.07	0.70
S&P 500 Index[2]	9.32	53.55	1.88	–3.04
Lipper Large-Cap Core Funds Avg.[3]	8.65	51.96	2.07	3.81
Lipper Multi-Cap Core Funds Avg.[4]	9.64	55.35	5.02	26.70

Average Annual Total Returns[5] as of 3/31/10
		One Year	Five Years	Ten Years
Class A		44.73%	4.39%	2.55%
Class B		47.06	4.63	2.36
Class C		51.16	4.81	2.37
Class Z		53.71	5.86	3.40
Russell 3000® Index[1]		52.44	2.39	–0.07
S&P 500 Index[2]		49.73	1.92	–0.65
Lipper Large-Cap Core Funds Avg.[3]		48.45	1.85	–0.13
Lipper Multi-Cap Core Funds Avg.[4]		52.56	2.33	1.70

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

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deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Russell 3000 Index is an unmanaged index which measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

2The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

3 The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Within the Lipper Average, large-cap core funds have more latitude with respect to the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

4The Lipper Multi-Cap Core Funds Average (Lipper Average) represents returns based on average return of all funds in the Lipper Multi-Cap Core Funds category. Funds in the Lipper Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an Index. The returns for the Russell 3000 Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/10
Occidental Petroleum Corp., Oil, Gas & Consumable Fuels	1.9%
Apple, Inc., Computers & Peripherals	1.7
Google, Inc., Internet Software & Services	1.6
Apache Corp., Oil, Gas & Consumable Fuels	1.4
Microsoft Corp., Software	1.3

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/10
Oil, Gas & Consumable Fuels	9.3%
Software	6.3
Healthcare Providers & Services	5.9
Capital Markets	4.8
Pharmaceuticals	4.1

Industry weightings are subject to change.

Prudential Jennison Blend Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2009, at the beginning of the period, and held through the six-month period ended February 28, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Blend Fund, Inc.		Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,113.90	1.00%	$5.24
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01

Class B	Actual	$1,000.00	$1,109.70	1.70%	$8.89
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class C	Actual	$1,000.00	$1,109.60	1.70%	$8.89
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class Z	Actual	$1,000.00	$1,115.60	0.70%	$3.67
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2010, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Jennison Blend Fund, Inc.	5

Portfolio of Investments

as of February 28, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%
COMMON STOCKS 98.8%

Aerospace & Defense 1.8%
64,500	Boeing Co. (The)	$4,073,820
30,200	Esterline Technologies Corp.(a)	1,242,730
183,000	GenCorp, Inc.(a)(b)	790,560
17,600	Moog, Inc. (Class A Stock)(a)	597,696
55,510	Precision Castparts Corp.	6,258,752
50,100	Teledyne Technologies, Inc.(a)	1,887,267
15,200	TransDigm Group, Inc.	763,344
61,700	United Technologies Corp.	4,235,705

		19,849,874

Air Freight & Logistics 0.2%
40,600	Atlas Air Worldwide Holdings, Inc.(a)	1,830,248
20,600	UTi Worldwide, Inc.	307,558

		2,137,806

Auto Components 1.0%
68,800	Dorman Products, Inc.(a)	1,241,840
547,500	Goodyear Tire & Rubber Co. (The)(a)	7,112,025
44,800	Lear Corp.(a)	3,103,296

		11,457,161

Biotechnology 2.1%
131,900	Celgene Corp.(a)	7,850,688
534,100	Cytokinetics, Inc.(a)	1,623,664
119,100	Exelixis, Inc.(a)	770,577
198,998	Gilead Sciences, Inc.(a)	9,474,295
359,700	Immunomedics, Inc.(a)(b)	1,363,263
73,000	Infinity Pharmaceuticals, Inc.(a)	446,030
695,700	Insmed, Inc.(a)	723,528
92,700	Myriad Pharmaceuticals, Inc.(a)	445,887
92,700	Synta Pharmaceuticals Corp.(a)	362,457

		23,060,389

Building Products 0.2%
67,600	AAON, Inc.(b)	1,422,304
41,300	Apogee Enterprises, Inc.	590,177

		2,012,481

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	7

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets 4.8%
224,798	Bank of New York Mellon Corp. (The)	$6,411,239
376,100	Broadpoint Gleacher Securities, Inc.(a)	1,508,161
352,800	Charles Schwab Corp. (The)(b)	6,459,768
744,800	E*Trade Financial Corp.(a)(b)	1,199,128
161,800	Eaton Vance Corp.	4,884,742
75,000	Federated Investors, Inc. (Class B Stock)(b)	1,875,750
81,700	Goldman Sachs Group, Inc. (The)	12,773,795
45,500	Janus Capital Group, Inc.(b)	568,750
289,400	Morgan Stanley	8,155,292
68,500	optionsXpress Holdings, Inc.	1,082,985
46,900	Prospect Capital Corp.(b)	544,978
151,166	Safeguard Scientifics, Inc.(a)	1,774,689
345,300	TD Ameritrade Holding Corp.(a)	6,039,297

		53,278,574

Chemicals 1.1%
264,600	Dow Chemical Co. (The)	7,490,826
73,800	HB Fuller Co.	1,549,062
154,100	Huntsman Corp.	2,115,793
11,800	Intrepid Potash, Inc.(a)(b)	324,736
16,700	Stepan Co.	793,918

		12,274,335

Commercial Banks 0.3%
430,200	KeyCorp	3,075,930
376,600	Popular, Inc.	726,838

		3,802,768

Commercial Services & Supplies 1.2%
9,000	Clean Harbors, Inc.(a)	511,560
27,200	United Stationers, Inc.(a)	1,553,392
53,700	Waste Connections, Inc.(a)	1,805,394
269,600	Waste Management, Inc.(b)	8,902,192

		12,772,538

Communications Equipment 3.2%
62,400	3Com Corp.(a)	476,112
172,800	ADTRAN, Inc.	4,040,064
23,500	Anaren, Inc.(a)	289,050
371,500	Cisco Systems, Inc.(a)	9,038,595

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
88,200	CommScope, Inc.(a)(b)	$2,248,218
20,800	F5 Networks, Inc.(a)	1,160,640
297,300	Juniper Networks, Inc.(a)	8,318,454
261,300	Opnext, Inc.(a)	533,052
396,900	Powerwave Technologies, Inc.(a)(b)	464,373
247,800	QUALCOMM, Inc.	9,091,782

		35,660,340

Computers & Peripherals 3.5%
89,716	Apple, Inc.(a)	18,357,688
247,400	Hewlett-Packard Co.	12,565,446
246,400	NetApp, Inc.(a)	7,394,464

		38,317,598

Construction & Engineering 0.5%
66,800	Chicago Bridge & Iron Co. NV(a)	1,448,892
20,100	EMCOR Group, Inc.(a)	462,702
423,000	Great Lakes Dredge & Dock Corp.	1,916,190
93,600	KBR, Inc.	1,938,456
22,500	MasTec, Inc.(a)	297,900

		6,064,140

Consumer Finance 0.7%
672,700	SLM Corp.(a)	7,520,786

Containers & Packaging 0.9%
47,300	Ball Corp.	2,556,092
82,300	Packaging Corp. of America	1,958,740
20,700	Rock-Tenn Co. (Class A Stock)	866,088
111,400	Sealed Air Corp.	2,275,902
32,800	Silgan Holdings, Inc.	1,873,208

		9,530,030

Distributors
15,600	Core-Mark Holding Co., Inc.(a)	499,824

Diversified Consumer Services 1.9%
24,400	Bridgepoint Education, Inc.(a)(b)	411,872
306,000	Career Education Corp.(a)(b)	8,512,920
465,300	H&R Block, Inc.	8,040,384

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	9

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Consumer Services (cont’d.)
91,000	Lincoln Educational Services Corp.(a)	$2,029,300
13,200	Pre-Paid Legal Services, Inc.(a)(b)	549,648
144,100	Stewart Enterprises, Inc. (Class A Stock)	706,090
27,800	Weight Watchers International, Inc.	715,016

		20,965,230

Diversified Financial Services 1.8%
737,000	Bank of America Corp.	12,278,420
176,500	JPMorgan Chase & Co.	7,407,705

		19,686,125

Diversified Telecommunication Services 0.7%
44,100	CenturyTel, Inc.(b)	1,511,307
428,700	Cincinnati Bell, Inc.(a)	1,268,952
385,300	Level 3 Communications, Inc.(a)(b)	612,627
102,700	Neutral Tandem, Inc.(a)	1,655,524
148,300	tw telecom, inc.(a)	2,356,487

		7,404,897

Electric Utilities 1.0%
78,700	DPL, Inc.	2,088,698
145,300	El Paso Electric Co.(a)	2,923,436
46,900	Entergy Corp.	3,562,993
94,300	Northeast Utilities	2,414,080

		10,989,207

Electrical Equipment 0.9%
53,700	A123 Systems, Inc.(a)(b)	884,439
39,000	AO Smith Corp.	1,766,700
30,800	EnerSys(a)	701,932
40,400	General Cable Corp.(a)(b)	986,972
45,300	GrafTech International Ltd.(a)	565,797
250,200	GT Solar International, Inc.(a)(b)	1,488,690
25,800	Hubbell, Inc. (Class B Stock)	1,208,730
52,600	Powell Industries, Inc.(a)	1,514,880
6,400	Roper Industries, Inc.	354,816

		9,472,956

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments 0.8%
32,500	Anixter International, Inc.(a)(b)	$1,356,550
593,100	Flextronics International Ltd.(a)	4,127,976
58,400	SYNNEX Corp.(a)	1,672,576
47,400	Tech Data Corp.(a)	2,030,616

		9,187,718

Energy Equipment & Services 2.7%
15,400	Atwood Oceanics, Inc.(a)	515,284
48,900	Bristow Group, Inc.(a)(b)	1,770,669
80,200	Cal Dive International, Inc.(a)	565,410
64,500	Dresser-Rand Group, Inc.(a)(b)	1,993,695
227,500	Halliburton Co.	6,859,125
33,600	Helmerich & Payne, Inc.	1,361,472
43,700	Oceaneering International, Inc.(a)(b)	2,641,665
18,200	Rowan Cos., Inc.(a)	473,564
208,100	Schlumberger Ltd.	12,714,910
16,100	SEACOR Holdings, Inc.(a)(b)	1,229,718

		30,125,512

Food & Staples Retailing 2.2%
128,900	Costco Wholesale Corp.	7,859,033
383,800	Kroger Co. (The)	8,481,980
58,600	Ruddick Corp.	1,716,980
197,200	United Natural Foods, Inc.(a)(b)	5,791,764

		23,849,757

Food Products 3.2%
120,300	Bunge Ltd.(b)	7,168,677
333,800	ConAgra Foods, Inc.	8,164,748
173,100	Del Monte Foods Co.	2,028,732
31,000	Lancaster Colony Corp.	1,783,740
51,700	Treehouse Foods, Inc.(a)	2,224,651
373,600	Tyson Foods, Inc. (Class A Stock)	6,366,144
241,700	Unilever PLC (United Kingdom)	7,090,830

		34,827,522

Gas Utilities 0.3%
24,600	Atmos Energy Corp.	675,516
52,500	Energen Corp.	2,386,650

		3,062,166

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	11

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 2.9%
78,850	Alcon, Inc.	$12,593,922
154,500	Baxter International, Inc.	8,795,685
29,500	Beckman Coulter, Inc.	1,934,020
12,000	Cooper Cos., Inc. (The)	480,720
93,200	Cyberonics, Inc.(a)	1,663,620
119,500	Insulet Corp.(a)(b)	1,756,650
14,100	Integra LifeSciences Holdings Corp.(a)	561,180
50,500	Kinetic Concepts, Inc.(a)(b)	2,116,960
66,100	STERIS Corp.	2,089,421

		31,992,178

Healthcare Providers & Services 5.9%
74,600	Air Methods Corp.(a)	1,985,106
74,300	AMERIGROUP Corp.(a)	1,952,604
25,900	Centene Corp.(a)	462,833
35,700	Chemed Corp.	1,912,092
46,800	Community Health Systems, Inc.(a)(b)	1,603,836
118,200	Continucare Corp.(a)	492,894
40,900	Express Scripts, Inc.(a)	3,926,809
84,800	Health Management Associates, Inc. (Class A Stock)(a)	618,192
73,500	Healthsouth Corp.(a)(b)	1,271,550
36,700	Healthways, Inc.(a)	551,234
46,400	Kindred Healthcare, Inc.(a)(b)	808,288
58,200	LifePoint Hospitals, Inc.(a)	1,775,100
214,500	Medco Health Solutions, Inc.(a)	13,564,980
91,300	MWI Veterinary Supply, Inc.(a)	3,761,560
82,400	Odyssey HealthCare, Inc.(a)	1,444,472
368,600	Omnicare, Inc.	9,978,002
94,200	Patterson Cos., Inc.(a)(b)	2,795,856
126,700	PSS World Medical, Inc.(a)(b)	2,672,103
293,700	Tenet Healthcare Corp.(a)	1,547,799
205,600	Universal Health Services, Inc. (Class B Stock)	6,377,712
86,400	WellPoint, Inc.(a)	5,345,568

		64,848,590

Hotels Restaurants & Leisure 1.6%
37,500	Ambassadors Group, Inc.	423,375
50,900	CEC Entertainment, Inc.(a)	1,784,045
117,900	Cheesecake Factory, Inc. (The)(a)(b)	2,788,335
84,000	Isle of Capri Casinos, Inc.(a)	628,320

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels Restaurants & Leisure (cont’d.)
59,600	Life Time Fitness, Inc.(a)(b)	$1,511,456
133,700	Marriott International, Inc. (Class A Stock)	3,624,607
194,200	Yum! Brands, Inc.	6,548,424

		17,308,562

Household Durables 0.1%
111,300	Furniture Brands International, Inc.(a)	609,924

Household Products 1.0%
112,300	Central Garden And Pet Co. (Class A Stock)(a)	1,072,465
25,500	Church & Dwight Co., Inc.	1,713,090
68,700	Colgate-Palmolive Co.	5,697,978
35,900	Energizer Holdings, Inc.(a)	2,080,405

		10,563,938

Independent Power Producers & Energy Traders 0.6%
295,700	NRG Energy, Inc.(a)	6,458,088

Industrial Conglomerates 0.1%
48,800	Carlisle Cos., Inc.	1,673,840

Insurance 2.6%
39,100	Aspen Insurance Holdings Ltd.	1,104,966
12,600	HCC Insurance Holdings, Inc.	351,540
35,800	Platinum Underwriters Holdings Ltd.	1,338,562
9,700	ProAssurance Corp.(a)	517,204
232,800	Protective Life Corp.	4,274,208
46,200	Reinsurance Group of America, Inc.	2,195,886
176,200	StanCorp Financial Group, Inc.	7,573,076
134,300	Travelers Cos., Inc. (The)	7,062,837
13,100	White Mountains Insurance Group Ltd.	4,540,984

		28,959,263

Internet & Catalog Retail 1.1%
102,400	Amazon.com, Inc.(a)	12,124,160

Internet Software & Services 4.0%
10,424	Baidu, Inc. (China), ADR(a)(b)	5,406,720
30,600	Digital River, Inc.(a)	804,474
33,850	Google, Inc. (Class A Stock)(a)	17,832,180
161,300	GSI Commerce, Inc.(a)(b)	4,027,661

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	13

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services (cont’d.)
476,300	IAC/InterActiveCorp.(a)	$10,664,357
86,000	Innodata Isogen, Inc.(a)	424,840
481,300	Limelight Networks, Inc.(a)	1,771,184
69,500	Monster Worldwide, Inc.(a)(b)	969,525
155,100	SAVVIS, Inc.(a)	2,185,359

		44,086,300

IT Services 3.2%
34,100	Alliance Data Systems Corp.(a)(b)	1,890,504
90,400	Broadridge Financial Solutions, Inc.	1,902,016
36,600	CACI International, Inc. (Class A Stock)(a)	1,813,896
57,700	Hewitt Associates, Inc. (Class A Stock)(a)	2,192,023
41,200	Mastercard, Inc. (Class A Stock)(b)	9,244,044
108,000	Sapient Corp.	974,160
131,300	Total System Services, Inc.	1,869,712
150,400	Visa, Inc. (Class A Stock)	12,826,112
96,200	Wright Express Corp.(a)	2,724,384

		35,436,851

Leisure Equipment & Products 0.3%
107,600	Eastman Kodak Co.(b)	639,144
7,500	Hasbro, Inc.	268,350
44,700	Polaris Industries, Inc.(b)	2,044,578

		2,952,072

Life Sciences Tools & Services 0.1%
55,000	Bruker Corp.(a)	687,500

Machinery 1.4%
89,400	AGCO Corp.(a)(b)	3,061,950
8,800	Bucyrus International, Inc.	550,528
42,700	Colfax Corp.(a)	483,791
35,400	Crane Co.	1,121,118
53,300	IDEX Corp.	1,652,300
25,300	Middleby Corp.(a)	1,173,667
39,800	Navistar International Corp.(a)(b)	1,558,568
24,500	Pentair, Inc.	797,720
95,900	RBC Bearings, Inc.(a)	2,429,147
52,400	Robbins & Myers, Inc.	1,266,508
16,600	Valmont Industries, Inc.(b)	1,181,920

		15,277,217

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Marine 0.2%
55,800	Kirby Corp.(a)(b)	$1,841,958

Media 3.2%
545,800	Comcast Corp. (Class A Stock)(b)	8,972,952
116,300	Gannett Co., Inc.	1,761,945
173,400	Interpublic Group of Cos., Inc.(a)	1,300,500
83,900	John Wiley & Sons, Inc. (Class A Stock)	3,522,122
379,399	Liberty Global, Inc. (Class C Stock)(a)(b)	10,042,692
317,121	Walt Disney Co. (The)	9,906,860

		35,507,071

Metals & Mining 1.8%
28,000	Agnico-Eagle Mines Ltd.	1,611,960
41,800	Century Aluminum Co.(a)	509,542
8,200	Compass Minerals International, Inc.	619,346
99,500	Freeport-McMoRan Copper & Gold, Inc.	7,478,420
274,400	Hecla Mining Co.(a)(b)	1,426,880
439,000	Kinross Gold Corp.(b)	7,954,680

		19,600,828

Multiline Retail 0.4%
143,100	Big Lots, Inc.(a)(b)	4,793,850

Multi-Utilities 0.9%
141,800	CMS Energy Corp.	2,165,286
22,700	OGE Energy Corp.	829,912
149,600	Sempra Energy	7,355,832

		10,351,030

Oil, Gas & Consumable Fuels 9.3%
116,400	Anadarko Petroleum Corp.	8,163,132
150,300	Apache Corp.	15,577,092
92,300	Arch Coal, Inc.	2,075,827
21,600	ATP Oil & Gas Corp.(a)(b)	390,096
73,500	Cabot Oil & Gas Corp.	2,950,290
111,600	Canadian Natural Resources Ltd.(b)	7,569,828
76,400	Concho Resources, Inc.(a)	3,548,780
738,300	Delta Petroleum Corp.(a)(b)	1,033,620
81,500	EOG Resources, Inc.	7,665,075
92,300	Hess Corp.	5,427,240

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	15

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
62,100	McMoRan Exploration Co.(a)(b)	$1,073,088
90,800	Noble Energy, Inc.	6,595,712
265,700	Occidental Petroleum Corp.	21,216,145
231,000	Petroleo Brasileiro SA (Brazil), ADR(b)	9,852,150
92,900	Southern Union Co.	2,224,026
252,827	Suncor Energy, Inc. (Canada)	7,307,042

		102,669,143

Paper & Forest Products 0.1%
63,500	Glatfelter	857,250

Personal Products 0.2%
42,800	NBTY, Inc.(a)	1,943,120

Pharmaceuticals 4.1%
101,600	Abbott Laboratories	5,514,848
166,200	Novartis AG (Switzerland), ADR(a)	9,194,184
10,100	Perrigo Co.	500,657
489,300	Pfizer, Inc.	8,587,215
197,400	Sanofi-Aventis SA (France), ADR	7,224,840
77,900	Shire PLC (Ireland), ADR(b)	5,026,108
144,300	Teva Pharmaceutical Industries Ltd. (Israel), ADR	8,659,443

		44,707,295

Professional Services 0.1%
26,200	Corporate Executive Board Co. (The)	599,456
17,200	FTI Consulting, Inc.(a)(b)	631,928

		1,231,384

Real Estate Investment Trust 1.8%
4,800	Alexander’s, Inc.(a)	1,401,600
40,200	Capstead Mortgage Corp.	500,088
1,385,400	Chimera Investment Corp.	5,541,600
71,300	Extra Space Storage, Inc.	804,264
87,500	First Industrial Realty Trust, Inc.	483,875
17,300	Getty Realty Corp.	382,157
88,800	Hospitality Properties Trust	1,950,936
56,400	Macerich Co. (The)(b)	2,010,096
691,700	MFA Financial, Inc.	5,007,908
50,600	Rayonier, Inc.	2,103,442

		20,185,966

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Real Estate Management & Development
18,800	Forestar Group, Inc.(a)	$333,512

Road & Rail 1.4%
11,200	Kansas City Southern(a)(b)	384,160
221,600	Union Pacific Corp.	14,929,192

		15,313,352

Semiconductors & Semiconductor Equipment 2.5%
1,410,500	Advanced Micro Devices, Inc.(a)	11,157,055
129,800	Cavium Networks, Inc.(a)(b)	3,102,220
221,500	Intel Corp.	4,547,395
104,000	Intersil Corp. (Class A Stock)(b)	1,543,360
180,900	MEMC Electronic Materials, Inc.(a)(b)	2,190,699
63,200	Power Integrations, Inc.	2,272,672
13,200	Rambus, Inc.(a)(b)	289,740
35,100	Skyworks Solutions, Inc.(a)(b)	535,977
78,700	Tessera Technologies, Inc.(a)	1,413,452

		27,052,570

Software 6.3%
323,700	Adobe Systems, Inc.(a)	11,216,205
501,800	CA, Inc.	11,290,500
176,700	Cadence Design Systems, Inc.(a)	1,007,190
251,000	CommVault Systems, Inc.(a)	5,496,900
242,600	Compuware Corp.(a)(b)	1,817,074
25,100	Ebix, Inc.(a)(b)	364,452
51,000	Fair Isaac Corp.	1,170,960
51,800	Informatica Corp.(a)(b)	1,321,936
493,700	Microsoft Corp.	14,149,442
78,400	Quest Software, Inc.(a)	1,321,040
31,100	Red Hat, Inc.(a)(b)	872,355
679,800	Symantec Corp.(a)	11,250,690
151,800	TeleCommunication Systems, Inc. (Class A Stock)(a)	1,156,716
145,600	VMware, Inc. (Class A Stock)(a)	7,208,656

		69,644,116

Specialty Retail 0.3%
21,500	Aeropostale, Inc.(a)(b)	760,240
94,600	AutoNation, Inc.(a)(b)	1,679,150
36,300	RadioShack Corp.(b)	710,028

		3,149,418

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	17

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 2.3%
61,700	Carter’s, Inc.(a)	$1,768,322
165,200	Coach, Inc.(b)	6,019,888
26,100	Iconix Brand Group, Inc.(a)(b)	340,083
67,400	Maidenform Brands, Inc.(a)	1,160,628
137,890	NIKE, Inc. (Class B Stock)	9,321,364
48,200	Phillips-Van Heusen Corp.	2,097,664
27,400	True Religion Apparel, Inc.(a)(b)	672,944
31,700	Unifirst Corp.	1,666,152
50,600	Warnaco Group, Inc. (The)(a)	2,112,044

		25,159,089

Thrifts & Mortgage Finance 0.1%
97,000	MGIC Investment Corp.(a)(b)	743,020

Wireless Telecommunication Services 1.9%
216,296	NII Holdings, Inc.(a)	8,093,796
240,500	NTELOS Holdings Corp.	4,107,740
237,700	SBA Communications Corp. (Class A Stock)(a)(b)	8,405,072
49,100	USA Mobility, Inc.	552,866

		21,159,474

	Total common stocks (cost $858,627,292)	1,087,031,663

EXCHANGE TRADED FUND 0.2%
63,400	SPDR KBW Regional Banking ETF (cost $1,513,060)(b)	1,555,202

	Total long-term investments (cost $860,140,352)	1,088,586,865

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 15.3%

Affiliated Money Market Mutual Fund
168,704,546	Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $168,704,546; includes $156,963,758 of cash collateral received for securities on loan)(c)(d)	$168,704,546

	Total Investments 114.3% (cost $1,028,844,898; Note 5)	1,257,291,411
	Liabilities in excess of other assets (14.3%)	(157,275,560)

	Net Assets 100.0%	$1,100,015,851

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

SPDR—Standard & Poor’s Depositary Receipts

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $152,759,046; cash collateral of $156,963,758 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	19

Portfolio of Investments

as of February 28, 2010 (Unaudited) continued

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,087,031,663	—	—
Exchange Traded Fund	1,555,202	—	—
Affiliated Money Market Mutual Fund	168,704,546	—	—

	1,257,291,411	—	—
Other Financial Instruments*	—	—	—

Total	$1,257,291,411	—	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2009 and February 28, 2010, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2010 was as follows:

Affiliated Money Market Mutual Fund (including 14.3% of collateral received for securities on loan)	15.3%
Oil, Gas & Consumable Fuels	9.3
Software	6.3
Healthcare Providers & Services	5.9
Capital Markets	4.8
Pharmaceuticals	4.1
Internet Software & Services	4.0
Computers & Peripherals	3.5
Communications Equipment	3.2
Food Products	3.2
IT Services	3.2
Media	3.2
Healthcare Equipment & Supplies	2.9
Energy Equipment & Services	2.7
Insurance	2.6
Semiconductors & Semiconductor Equipment	2.5
Textiles, Apparel & Luxury Goods	2.3
Food & Staples Retailing	2.2
Biotechnology	2.1
Diversified Consumer Services	1.9
Wireless Telecommunication Services	1.9
Aerospace & Defense	1.8
Diversified Financial Services	1.8

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Industry (cont’d.)
Metals & Mining	1.8%
Real Estate Investment Trust	1.8
Hotels Restaurants & Leisure	1.6
Machinery	1.4
Road & Rail	1.4
Commercial Services & Supplies	1.2
Chemicals	1.1
Internet & Catalog Retail	1.1
Auto Components	1.0
Electric Utilities	1.0
Household Products	1.0
Containers & Packaging	0.9
Electrical Equipment	0.9
Multi-Utilities	0.9
Electronic Equipment & Instruments	0.8
Consumer Finance	0.7
Diversified Telecommunication Services	0.7
Independent Power Producers & Energy Traders	0.6
Construction & Engineering	0.5
Multiline Retail	0.4
Commercial Banks	0.3
Gas Utilities	0.3
Leisure Equipment & Products	0.3
Specialty Retail	0.3
Air Freight & Logistics	0.2
Building Products	0.2
Exchange Traded Fund	0.2
Marine	0.2
Personal Products	0.2
Household Durables	0.1
Industrial Conglomerates	0.1
Life Sciences Tools & Services	0.1
Paper & Forest Products	0.1
Professional Services	0.1
Thrifts & Mortgage Finance	0.1

114.3
Liabilities in excess of other assets	(14.3)

100.0%

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	21

Statement of Assets and Liabilities

as of February 28, 2010 (Unaudited)

Assets
Investments, at value including securities on loan of $152,759,046:
Unaffiliated Investments (cost $860,140,352)	$1,088,586,865
Affiliated Investments (cost $168,704,546)	168,704,546
Cash	452,961
Foreign currency, at value (cost $17)	17
Receivable for investments sold	5,299,260
Dividends and interest receivable	1,027,150
Tax reclaim receivable	338,465
Receivable for Fund shares sold	80,231
Prepaid expenses	11,256

Total assets	1,264,500,751

Liabilities
Payable to broker for collateral for securities on loan	156,963,758
Payable for investments purchased	5,221,841
Payable for Fund shares reacquired	1,008,517
Management fee payable	402,487
Accrued expenses	382,136
Distribution fee payable	272,513
Affiliated transfer agent fee payable	223,661
Deferred directors’ fees payable	9,987

Total liabilities	164,484,900

Net Assets	$1,100,015,851

Net assets were comprised of:
Common stock, at par	$742,264
Paid-in capital in excess of par	1,128,565,536

1,129,307,800
Undistributed net investment income	1,036,496
Accumulated net realized loss on investment and foreign currency transactions	(258,773,216)
Net unrealized appreciation on investments and foreign currencies	228,444,771

Net assets, February 28, 2010	$1,100,015,851

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($979,119,488 ÷ 65,902,347 shares of common stock issued and outstanding)	$14.86
Maximum sales charge (5.5% of offering price)	0.86

Maximum offering price to public	$15.72

Class B
Net asset value, offering price and redemption price per share ($42,783,038 ÷ 2,999,147 shares of common stock issued and outstanding)	$14.27

Class C
Net asset value, offering price and redemption price per share ($24,607,029 ÷ 1,724,617 shares of common stock issued and outstanding)	$14.27

Class Z
Net asset value, offering price and redemption price per share ($53,506,296 ÷ 3,600,261 shares of common stock issued and outstanding)	$14.86

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	23

Statement of Operations

Six Months Ended February 28, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $34,989)	$6,446,541
Affiliated income from securities loaned, net	177,914
Affiliated dividend income	22,159

Total income	6,646,614

Expenses
Management fee	2,640,421
Distribution fee—Class A	1,459,996
Distribution fee—Class B	218,933
Distribution fee—Class C	119,657
Transfer agent’s fee and expenses (including affiliated expense of $270,700)	900,000
Reports to shareholders	92,000
Custodian’s fees and expenses	67,000
Registration fees	26,000
Directors’ fees	25,000
Legal fees and expenses	15,000
Insurance	12,000
Audit fee	10,000
Miscellaneous	13,016

Total expenses	5,599,023

Net investment income	1,047,591

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain (loss) on:
Investment transactions	91,030,548
Foreign currency transactions	(32,577)

90,997,971

Net change in unrealized appreciation (depreciation) on:
Investments	24,277,014
Foreign currencies	(1,742)

24,275,272

Net gain on investments and foreign currencies	115,273,243

Net Increase In Net Assets Resulting From Operations	$116,320,834

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2010	Year Ended August 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,047,591	$2,628,465
Net realized gain (loss) on investment and foreign currency transactions	90,997,971	(323,524,791)
Net change in unrealized appreciation on investments and foreign currencies	24,275,272	40,054,255

Net increase (decrease) in net asset resulting from operations	116,320,834	(280,842,071)

Dividends from net investment income (Note 1)
Class A	—	(3,073,382)
Class Z	—	(316,624)

	—	(3,390,006)

Distribution from net realized gains
Class A	—	(34,627,189)
Class B	—	(2,177,030)
Class C	—	(871,141)
Class Z	—	(1,911,063)

	—	(39,586,423)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	21,223,519	31,401,087
Net asset value of shares issued in reinvestment of dividends	—	40,775,599
Cost of shares reacquired	(73,828,038)	(164,512,472)

Net decrease in net assets from Fund share transactions	(52,604,519)	(92,335,786)

Total increase (decrease)	63,716,315	(416,154,286)

Net Assets
Beginning of period	1,036,299,536	1,452,453,822

End of period(a)	$1,100,015,851	$1,036,299,536

(a) Includes undistributed net investment income of:	$1,036,496	$—

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	25

Notes to Financial Statements

(Unaudited)

Prudential Jennison Blend Fund, Inc. (formerly Jennison Blend Fund, Inc.) (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer;

26	Visit our website at www.prudentialfunds.com

the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the fiscal period.

Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign

Prudential Jennison Blend Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, annually.

28	Visit our website at www.prudentialfunds.com

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $500 million, .475% of the next $500 million of the Fund’s average daily net assets and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .48% for the six months ended February 28, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Prudential Jennison Blend Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received $104,529 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2010, it received $40,515 and $297 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 28, 2010.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) and First Clearing, LLC (“First Clearing”), affiliates of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 28, 2010, the Fund incurred approximately $211,300 in total networking fees, of which approximately $16,400 and $70,600 were paid to First Clearing and Wells Fargo, respectively, through December 31, 2009. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Through December 31, 2009, Wells Fargo earned approximately $4,300 in broker commissions from portfolio transactions executed on behalf of the Fund.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 28, 2010, PIM has been compensated approximately $65,800 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund), pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2010, aggregated $547,790,785 and $588,555,980, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2010 were as follows:

Tax Basis of Investment	Appreciation	Depreciation	Net Unrealized Appreciation of Investments
$1,044,651,294	$225,975,651	$(13,335,534)	$212,640,117

Prudential Jennison Blend Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2010, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

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Class A	Shares	Amount
Six months ended February 28, 2010:
Shares sold	755,888	$11,025,737
Shares issued in reinvestment of distributions	—	—
Shares reacquired	(4,446,807)	(64,630,996)

Net increase (decrease) in shares outstanding before conversion	(3,690,919)	(53,605,259)
Shares issued upon conversion from Class B	306,227	4,361,760

Net increase (decrease) in shares outstanding	(3,384,692)	$(49,243,499)

Year ended August 31, 2009:
Shares sold	1,675,499	$18,998,968
Shares issued in reinvestment of distributions	3,842,618	35,770,987
Shares reacquired	(11,896,589)	(134,824,624)

Net increase (decrease) in shares outstanding before conversion	(6,378,472)	(80,054,669)
Shares issued upon conversion from Class B	1,266,399	15,055,047

Net increase (decrease) in shares outstanding	(5,112,073)	$(64,999,622)

Class B
Six months ended February 28, 2010:
Shares sold	130,193	$1,818,946
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(290,618)	(4,058,554)

Net increase (decrease) in shares outstanding before conversion	(160,425)	(2,239,608)
Shares reacquired upon conversion into Class A	(318,078)	(4,361,760)

Net increase (decrease) in shares outstanding	(478,503)	$(6,601,368)

Year ended August 31, 2009:
Shares sold	358,384	$3,974,997
Shares issued in reinvestment of dividends	235,421	2,106,856
Shares reacquired	(775,805)	(8,534,309)

Net increase (decrease) in shares outstanding before conversion	(182,000)	(2,452,456)
Shares reacquired upon conversion into Class A	(1,310,265)	(15,055,047)

Net increase (decrease) in shares outstanding	(1,492,265)	$(17,507,503)

Class C
Six months ended February 28, 2010:
Shares sold	141,591	$1,980,700
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(154,945)	(2,175,099)

Net increase (decrease) in shares outstanding	(13,354)	$(194,399)

Year ended August 31, 2009:
Shares sold	258,574	$2,873,294
Shares issued in reinvestment of dividends	82,077	735,409
Shares reacquired	(531,043)	(6,042,737)

Net increase (decrease) in shares outstanding	(190,392)	$(2,434,034)

Prudential Jennison Blend Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

Class Z	Shares	Amount
Six months ended February 28, 2010:
Shares sold	430,282	$6,398,136
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(203,836)	(2,963,389)

Net increase (decrease) in shares outstanding	226,446	$3,434,747

Year ended August 31, 2009:
Shares sold	484,397	$5,553,828
Shares issued in reinvestment of dividends	232,527	2,162,347
Shares reacquired	(1,350,613)	(15,110,802)

Net increase (decrease) in shares outstanding	(633,689)	$(7,394,627)

Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Financial Highlights

(Unaudited)

FEBRUARY 28, 2010	SEMIANNUAL REPORT

Prudential Jennison Blend Fund, Inc.

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended February 28, 2010(c)		Year Ended August 31,
			2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.34		$17.07	$20.27

Income (loss) from investment operations
Net investment income	.02		.04	.08
Net realized and unrealized gain (loss) on investment and foreign currencies	1.50		(3.25)	(1.25)

Total from investment operations	1.52		(3.21)	(1.17)

Less Dividends and Distributions
Dividends from net investment income	—		(.04)	(.10)
Distributions from net realized capital gains	—		(.48)	(1.93)

Total distributions	—		(.52)	(2.03)

Net asset value, end of period	$14.86		$13.34	$17.07

Total Return(b):	11.39%		(17.42)%	(6.45)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$979,119		$924,303	$1,270,022
Average net assets (000)	$981,230		$841,624	$1,413,786
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.00	%(f)	1.04%	.93%
Expenses, excluding distribution and service (12b-1) fees	.70	%(f)	.74%	.66%
Net investment income	.22	%(f)	.31%	.42%
For Class A, B, C and Z shares:
Portfolio turnover rate	52	%(g)	122%	80%

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying Portfolio in which the Fund invests.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares through April 30, 2008. After April 30, 2008, the distribution and service (12b-1) fees are .30 of 1% of the average daily net assets of the Class A shares.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Eight-Month Period Ended August 31, 2007(a)(c)		Year Ended December 31,
		2006(c)	2005(c)	2004(c)

$19.49		$18.02	$15.36	$14.16

.08		.12	.07	.12

1.09		1.98	2.65	1.21

1.17		2.10	2.72	1.33

(.06)		(.10)	(.06)	(.13)
(.33)		(.53)	—	—

(.39)		(.63)	(.06)	(.13)

$20.27		$19.49	$18.02	$15.36

6.01%		11.70%	17.66%	9.44%

$1,514,247		$1,546,221	$1,560,189	$1,463,097
$1,570,086		$1,519,061	$1,435,124	$1,419,002

.89	%(f)	.90%	.93%	.94%

.64	%(f)	.65%	.68%	.69%
.56	%(f)	.63%	.46%	.82%

48	%(g)	78%	102%	47%

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	37

Financial Highlights

continued (Unaudited)

	Class B

	Six Months Ended February 28, 2010(c)		Year Ended August 31,
			2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.85		$16.53	$19.73

Income (loss) from investment operations
Net investment income (loss)	(.03)		(.04)	(.05)
Net realized and unrealized gain (loss) on investment and foreign currencies	1.45		(3.16)	(1.22)

Total from investment operations	1.42		(3.20)	(1.27)

Less Dividends and Distributions
Dividends from net investment income	—		—	—
Distributions from net realized capital gains	—		(.48)	(1.93)

Total distributions	—		(.48)	(1.93)

Net asset value, end of period	$14.27		$12.85	$16.53

Total Return(b):	10.97%		(18.06)%	(7.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$42,783		$44,699	$82,151
Average net assets (000)	$44,143		$46,375	$103,471
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.70	%(f)	1.74%	1.66%
Expenses, excluding distribution and service (12b-1) fees	.70	%(f)	.74%	.66%
Net investment income (loss)	(.47	)%(f)	(.37)%	(.30)%

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Less than $0.005 per share.
(e)	Does not include expenses of the underlying Portfolio in which the Fund invests.
(f)	Annualized.

See Notes to Financial Statements.

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Class B
Eight-Month Period Ended August 31, 2007(a)(c)		Year Ended December 31,
		2006(c)	2005(c)	2004(c)

$19.03		$17.65	$15.11	$13.91

(.03)		(.02)	(.05)	— (d)

1.07		1.95	2.59	1.20

1.04		1.93	2.54	1.20

(.01)		(.02)	—	—
(.33)		(.53)	—	—

(.34)		(.55)	—	—

$19.73		$19.03	$17.65	$15.11

5.46%		10.88%	16.81%	8.63%

$125,499		$144,489	$198,831	$286,638
$137,548		$172,902	$234,922	$344,619

1.64	%(f)	1.65%	1.68%	1.69%

.64	%(f)	.65%	.68%	.69%
(.19	)%(f)	(.11)%	(.30)%	.03%

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	39

Financial Highlights

continued (Unaudited)

	Class C
	Six Months Ended February 28, 2010(c)		Year Ended August 31,
			2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.86		$16.53	$19.73

Income (loss) from investment operations
Net investment loss	(.03)		(.04)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currencies	1.44		(3.15)	(1.21)

Total from investment operations	1.41		(3.19)	(1.27)

Less Dividends and Distributions
Dividends from net investment income	—		—	—
Distributions from net ralized capital gains	—		(.48)	(1.93)

Total dividends	—		(.48)	(1.93)

Net asset value, end of period	$14.27		$12.86	$16.53

Total Return(b):	10.96%		(18.00)%	(7.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$24,607		$22,343	$31,867
Average net assets (000)	$24,126		$20,632	$34,331
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.70	%(e)	1.74%	1.66%
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)	.74%	.66%
Net investment income (loss)	(.48	)%(e)	(.39)%	(.31)%

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying Portfolio in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Eight-Month Period Ended August 31, 2007(a)(c)		Year Ended December 31,
		2006(c)	2005(c)	2004(c)

$19.03		$17.65	$15.11	$13.91

(.03)		(.02)	(.05)	(.01)

1.07		1.95	2.59	1.21

1.04		1.93	2.54	1.20

(.01)		(.02)	—	—
(.33)		(.53)	—	—

(.34)		(.55)	—	—

$19.73		$19.03	$17.65	$15.11

5.46%		10.88%	16.81%	8.63%

$35,750		$37,320	$35,961	$38,269
$37,286		$36,931	$34,719	$39,288

1.64	%(e)	1.65%	1.68%	1.69%

.64	%(e)	.65%	.68%	.69%
(.19	)%(e)	(.12)%	(.29)%	.06%

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	41

Financial Highlights

continued (Unaudited)

	Class Z
	Six Months Ended February 28, 2010(c)		Year Ended August 31,
			2009(c)	2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.32		$17.07	$20.27

Income (loss) from investment operations
Net investment income	.04		.07	.13
Net realized and unrealized gain (loss) on investment and foreign currencies	1.50		(3.26)	(1.25)

Total from investment operations	1.54		(3.19)	(1.12)

Less Dividends and Distributions
Dividends from net investment income	—		(.08)	(.15)
Distributions from net realized gains	—		(.48)	(1.93)

Total distributions	—		(.56)	(2.08)

Net asset value, end of period	$14.86		$13.32	$17.07

Total Return(b):	11.56%		(17.20)%	(6.19)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$53,506		$44,955	$68,414
Average net assets (000)	$50,228		$43,883	$77,576
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.70	%(e)	.74%	.66%
Expenses, excluding distribution and service (12b-1) fees	.70	%(e)	.74%	.66%
Net investment income	.52	%(e)	.62%	.69%

(a)	For the eight-month period ended August 31, 2007. The Fund changed its fiscal year end from December 31 to August 31, effective August 31, 2007.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Calculated based upon average shares outstanding during the period.
(d)	Does not include expenses of the underlying Portfolio in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

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Class Z
Eight-Month Period Ended August 31, 2007(a)(c)		Year Ended December 31,
		2006(c)	2005(c)	2004(c)

$19.48		$17.99	$15.34	$14.16

.11		.16	.11	.14

1.09		2.00	2.64	1.23

1.20		2.16	2.75	1.37

(.08)		(.14)	(.10)	(.19)
(.33)		(.53)	—	—

(.41)		(.67)	(.10)	(.19)

$20.27		$19.48	$17.99	$15.34

6.16%		12.00%	17.96%	9.72%

$83,036		$79,130	$57,953	$49,271
$82,476		$72,654	$47,991	$76,918

.64	%(e)	.65%	.68%	.69%

.64	%(e)	.65%	.68%	.69%
.81	%(e)	.87%	.72%	.95%

See Notes to Financial Statements.

Prudential Jennison Blend Fund, Inc.	43

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld

Kevin J. Bannon	41,505,899.936	919,250.443
Linda W. Bynoe	41,492,881.660	932,268.719
Michael S. Hyland	41,897,559.756	927,590.593
Douglas H. McCorkindale	41,453,367.968	971,782.411
Stephen P. Munn	41,497,167.102	927,983.277
Richard A. Redeker	41,485,697.834	939,452.545
Robin B. Smith	41,442,873.826	982,276.553
Stephen G. Stoneburn	41,492,417.889	932,732.490
Judy A. Rice	41,488,034.483	937,115.896
Scott E. Benjamin	41,492,486.308	932,664.071

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Blend Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Jennison Blend Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	74441T108	74441T207	74441T306	74441T405

MF1O1E2    0176826-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Prudential Jennison Blend Fund, Inc.

By: (Signature and Title)	/s/ Deborah A. Docs
Deborah A. Docs Secretary

Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date: April 28, 2010

By: (Signature and Title)	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date: April 28, 2010